LOAN SERVICING	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights Disclosure [Text Block]

NOTE 6 - LOAN SERVICING

Loans serviced for others are not reflected in the accompanying balance sheets. The unpaid principal balances of mortgages serviced for others were $48,292,582 and $45,598,885 at December 31, 2012 and 2011, respectively.

Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on an accrual basis and includes servicing fees from investors and certain charges collected from borrowers, such as late payment fees. The following table presents the activity of the mortgage servicing rights.

	Years Ended December 31,
	2012	2011
Balance, beginning of the year	$213,079	$196,648
Additions	105,480	73,022
Amortization	(73,887)	(56,591)
Balance, end of year	$244,672	$213,079